Finance expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finance expense
Finance expense	€ 83.0	€ 76.8	€ 91.4
Finance income	€ 144.8	€ 42.4	€ 0.0